Certain Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 31, 2022
Certain Transactions [Line Items]
Loss from Equity Method Investments	$ 2,370,000	$ (1,788,000)	$ 4,038,000	$ 243,000
Contingent consideration			(862,000)	(1,034,000)
Payments to Acquire Intangible Assets			4,028,000	1,142,000
Other Long-Term Investments	44,200,000		44,200,000		$ 41,100,000
Marketable Equity Investment Member
Certain Transactions [Line Items]
Other Restricted Assets, Current	4,200,000		4,200,000		13,800,000
UltiMaker
Certain Transactions [Line Items]
Equity method investment	$ 35,100,000		35,100,000		$ 39,100,000	$ 105,600,000
Percentage ownership						46.50%
Loss from Equity Method Investments			$ 4,000,000.0	$ 100,000